COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jul. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

The Company leases office spaces in the PRC and Hong Kong under operating leases. The current office lease in the PRC and Hong Kong expires on December 27, 2021, and November 17, 2021, respectively. Operating lease expense amounted to $515,010,  $400,151, and $219,536 for the years ended July 31, 2019, 2018, and 2017, respectively.

On August 16, 2019, the Company entered into an operating lease agreement to lease an office space in California. The lease term is three years from September 1, 2019, to August 31, 2022, at the total rental of $175,662.

Future minimum lease payments under non-cancelable operating leases are as follows:

12 months ending July 31,	Lease payments
2020	$656,330
2021	658,806
2022	274,241
2023	4,928
Total	$1,594,305